Condensed Statements of Changes In Stockholders' Deficit - USD ($)	Previously Reported VASO CORPORATION Common Stock	Previously Reported VASO CORPORATION Additional Paid-in-Capital	Previously Reported VASO CORPORATION Accumulated Deficit	Previously Reported VASO CORPORATION Treasury Stock	Previously Reported VASO CORPORATION Accumulated Other Comprehensive Loss	Previously Reported VASO CORPORATION	Previously Reported Common Stock	Previously Reported Additional Paid-in-Capital	Previously Reported Accumulated Deficit	Previously Reported	VASO CORPORATION Common Stock	VASO CORPORATION Additional Paid-in-Capital	VASO CORPORATION Accumulated Deficit	VASO CORPORATION Treasury Stock	VASO CORPORATION Accumulated Other Comprehensive Loss	VASO CORPORATION	Common Stock	Additional Paid-in-Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2020	$ 185,000	$ 63,886,000	$ (57,002,000)	$ (2,000,000)	$ 16,000	$ 5,085,000
Balance (in Shares) at Dec. 31, 2020	185,244			(10,308)
Share-based compensation		31,000				31,000
Share-based compensation (in Shares)	192
Foreign currency translation gain (loss)					94,000	94,000
Net income (loss)			6,100,000			6,100,000										$ 6,100,000
Balance at Dec. 31, 2021	$ 185,000	63,917,000	(50,902,000)	$ (2,000,000)	110,000	11,310,000	$ 250		$ (4,876,287)	$ (4,876,037)	$ 185,000	$ 63,917,000	$ (51,131,000)	$ (2,000,000)	$ 110,000	11,081,000	$ 250		$ (4,876,287)	$ (4,876,037)
Balance (in Shares) at Dec. 31, 2021	185,436			(10,308)			2,500,000				185,436			(10,308)			2,500,000
Balance at Jan. 24, 2021
Balance (in Shares) at Jan. 24, 2021
Issuance of Common Stock to Sponsor							$ 288	24,712		25,000
Issuance of Common Stock to Sponsor (in Shares)							2,875,000
Proceeds from Initial Public Offering Costs allocated to Public Warrants (net of offering costs)								11,177,530		11,177,530
Remeasurement of redeemable shares to redemption value								(11,202,280)	(7,519,939)	(18,722,219)
Forfeiture of shares							$ (38)	38
Forfeiture of shares (in Shares)							(375,000)
Income on over-allotment									(95,104)	(95,104)										95,104
Net income (loss)									2,738,756	2,738,756										2,738,756
Balance at Dec. 31, 2021	$ 185,000	63,917,000	(50,902,000)	$ (2,000,000)	110,000	11,310,000	$ 250		(4,876,287)	(4,876,037)	$ 185,000	63,917,000	(51,131,000)	$ (2,000,000)	110,000	11,081,000	$ 250		(4,876,287)	(4,876,037)
Balance (in Shares) at Dec. 31, 2021	185,436			(10,308)			2,500,000				185,436			(10,308)			2,500,000
Share-based compensation												7,000				7,000
Foreign currency translation gain (loss)															(1,000)	(1,000)
Net income (loss)													(403,000)			(403,000)			555,517	555,517
Balance at Mar. 31, 2022											$ 185,000	63,924,000	(51,534,000)	$ (2,000,000)	109,000	10,684,000	$ 250		(4,320,770)	(4,320,520)
Balance (in Shares) at Mar. 31, 2022											185,436			(10,308)			2,500,000
Balance at Dec. 31, 2021	$ 185,000	63,917,000	(50,902,000)	$ (2,000,000)	110,000	11,310,000	$ 250		(4,876,287)	(4,876,037)	$ 185,000	63,917,000	(51,131,000)	$ (2,000,000)	110,000	11,081,000	$ 250		(4,876,287)	(4,876,037)
Balance (in Shares) at Dec. 31, 2021	185,436			(10,308)			2,500,000				185,436			(10,308)			2,500,000
Net income (loss)																3,268,000	$ 1,690,424			1,690,424
Balance at Sep. 30, 2022											$ 185,000	63,939,000	(47,863,000)	$ (2,000,000)	(340,000)	13,921,000	$ 250		(3,185,863)	(3,185,613)
Balance (in Shares) at Sep. 30, 2022											185,436			(10,308)			2,500,000
Balance at Dec. 31, 2021	$ 185,000	63,917,000	(50,902,000)	$ (2,000,000)	110,000	11,310,000	$ 250		(4,876,287)	(4,876,037)	$ 185,000	63,917,000	(51,131,000)	$ (2,000,000)	110,000	11,081,000	$ 250		(4,876,287)	(4,876,037)
Balance (in Shares) at Dec. 31, 2021	185,436			(10,308)			2,500,000				185,436			(10,308)			2,500,000
Remeasurement of redeemable shares to redemption value									(998,892)	(998,892)
Income on over-allotment
Share-based compensation		35,000				35,000
Foreign currency translation gain (loss)					(343,000)	(343,000)
Net income (loss)			11,873,000			11,873,000			1,623,367	1,623,367						11,873,000				1,623,367
Balance at Dec. 31, 2022	$ 185,000	63,952,000	(39,029,000)	$ (2,000,000)	(233,000)	22,875,000	$ 250		(4,251,812)	(4,251,562)	$ 185,000	63,952,000	(39,837,000)	$ (2,000,000)	(233,000)	22,067,000	$ 250		(4,251,812)	(4,251,562)
Balance (in Shares) at Dec. 31, 2022	185,436			(10,308)			2,500,000				185,436			(10,308)			2,500,000
Balance at Mar. 31, 2022											$ 185,000	63,924,000	(51,534,000)	$ (2,000,000)	109,000	10,684,000	$ 250		(4,320,770)	(4,320,520)
Balance (in Shares) at Mar. 31, 2022											185,436			(10,308)			2,500,000
Share-based compensation												6,000				6,000
Foreign currency translation gain (loss)															(215,000)	(215,000)
Net income (loss)													1,335,000			1,335,000			398,270	398,270
Balance at Jun. 30, 2022											$ 185,000	63,930,000	(50,199,000)	$ (2,000,000)	(106,000)	11,810,000	$ 250		(3,922,500)	(3,922,250)
Balance (in Shares) at Jun. 30, 2022											185,436			(10,308)			2,500,000
Share-based compensation												9,000				9,000
Shares not issued for employee tax liability
Foreign currency translation gain (loss)															(234,000)	(234,000)
Net income (loss)													2,336,000			2,336,000	$ 736,637		736,637	736,637
Balance at Sep. 30, 2022											$ 185,000	63,939,000	(47,863,000)	$ (2,000,000)	(340,000)	13,921,000	$ 250		(3,185,863)	(3,185,613)
Balance (in Shares) at Sep. 30, 2022											185,436			(10,308)			2,500,000
Balance at Dec. 31, 2022	$ 185,000	63,952,000	(39,029,000)	$ (2,000,000)	(233,000)	22,875,000	$ 250		(4,251,812)	(4,251,562)	$ 185,000	63,952,000	(39,837,000)	$ (2,000,000)	(233,000)	22,067,000	$ 250		(4,251,812)	(4,251,562)
Balance (in Shares) at Dec. 31, 2022	185,436			(10,308)			2,500,000				185,436			(10,308)			2,500,000
Remeasurement of redeemable shares to redemption value																			(266,790)	(266,790)
Excise duty in connection with redemption of redeemable shares																			(341,988)	(341,988)
Share-based compensation												13,000				13,000
Foreign currency translation gain (loss)															15,000	15,000
Net income (loss)													454,000			454,000			(946,841)	(946,841)
Balance at Mar. 31, 2023											$ 185,000	63,965,000	(39,383,000)	$ (2,000,000)	(218,000)	22,549,000	$ 250		(5,807,431)	(5,807,181)
Balance (in Shares) at Mar. 31, 2023											185,436			(10,308)			2,500,000
Balance at Dec. 31, 2022	$ 185,000	$ 63,952,000	$ (39,029,000)	$ (2,000,000)	$ (233,000)	$ 22,875,000	$ 250		$ (4,251,812)	$ (4,251,562)	$ 185,000	63,952,000	(39,837,000)	$ (2,000,000)	(233,000)	22,067,000	$ 250		(4,251,812)	(4,251,562)
Balance (in Shares) at Dec. 31, 2022	185,436			(10,308)			2,500,000				185,436			(10,308)			2,500,000
Net income (loss)																3,724,000	$ (2,179,935)			(2,179,935)
Balance at Sep. 30, 2023											$ 186,000	63,983,000	(36,113,000)	$ (2,000,000)	(447,000)	25,609,000	$ 250		(7,187,532)	(7,187,282)
Balance (in Shares) at Sep. 30, 2023											185,627			(10,308)			2,500,000
Balance at Mar. 31, 2023											$ 185,000	63,965,000	(39,383,000)	$ (2,000,000)	(218,000)	22,549,000	$ 250		(5,807,431)	(5,807,181)
Balance (in Shares) at Mar. 31, 2023											185,436			(10,308)			2,500,000
Remeasurement of redeemable shares to redemption value																			(203,171)	(203,171)
Share-based compensation												15,000				15,000
Share-based compensation (in Shares)											13
Shares withheld for employee tax liability												(1,000)				(1,000)
Foreign currency translation gain (loss)															(210,000)	(210,000)
Net income (loss)													2,072,000			2,072,000			(544,667)	(544,667)
Balance at Jun. 30, 2023											$ 185,000	63,979,000	(37,311,000)	$ (2,000,000)	(428,000)	24,425,000	$ 250		(6,555,269)	(6,555,019)
Balance (in Shares) at Jun. 30, 2023											185,449			(10,308)			2,500,000
Remeasurement of redeemable shares to redemption value																			96,191	96,191
Excise duty in connection with redemption of redeemable shares																			(40,027)	(40,027)
Share-based compensation											$ 1,000	9,000				10,000
Share-based compensation (in Shares)											178
Shares withheld for employee tax liability												(5,000)				(5,000)
Foreign currency translation gain (loss)															(19,000)	(19,000)
Net income (loss)													1,198,000			1,198,000	$ (688,427)		(688,427)	(688,427)
Balance at Sep. 30, 2023											$ 186,000	$ 63,983,000	$ (36,113,000)	$ (2,000,000)	$ (447,000)	$ 25,609,000	$ 250		$ (7,187,532)	$ (7,187,282)
Balance (in Shares) at Sep. 30, 2023											185,627			(10,308)			2,500,000